Acquisitions and Divestitures - Sale of RiverStone Barbados (Details) - USD ($) $ in Millions			12 Months Ended
	Jul. 05, 2022	Aug. 23, 2021	Dec. 31, 2022	Dec. 31, 2021	Feb. 08, 2021
Acquisitions and Divestitures
Cash proceeds from sales of interests in associates			$ 192.9	$ 809.2
Derivative assets			467.8	581.8
Guaranteed value of securities to CVC and certain affiliates			486.8
Asset Value Loan Notes
Acquisitions and Divestitures
Derivative assets			30.7	103.8
Guaranteed value of securities to CVC and certain affiliates	$ 543.4		$ 486.8	1,300.0
RiverStone Barbados | Asset Value Loan Notes
Acquisitions and Divestitures
Guaranteed value of securities				1,100.0	$ 1,300.0
Derivative assets				103.8
Net gain on sale of investments				103.8
Sale of securities assured value				120.8
Guaranteed value of securities to CVC and certain affiliates	$ 543.4
RiverStone Barbados
Acquisitions and Divestitures
Proportion of ownership interest in joint venture disposed of		60.00%
Aggregate sale price		$ 695.7
Cash proceeds from sales of interests in associates		462.0
Fair value of non-voting shares received as consideration in sale of business interests		200.0
Notional amount		$ 200.0
Net loss on investments from sale of business interests				2.1
Contingent consideration receivable recognized				$ 235.7
OMERS | RiverStone Barbados
Acquisitions and Divestitures
Proportion of ownership interest in joint venture disposed of		40.00%